Revenue - Summary of Revenue by Segment and Asset (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reportable segments [line items]
Revenue	$ 53,817	$ 65,098	$ 56,921
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	2,020	1,933	1,566
Only copper [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	14,902	15,992	14,812
Other metals [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	1,125	857	914
Metallurgical coal [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	7,430	11,990	4,260
Thermal coal [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	3,528	3,559	894
Nickel West [member] | Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	2,009	1,926	1,545
Other revenue [member] | Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	$ 11	$ 7	$ 21